Investment in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Net income	₩ 4,478,000	₩ 4,755,514	₩ 4,112,628
Total comprehensive income	5,322,389	3,749,739	3,494,839
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	2,160,092	1,806,604	1,875,675
Net income	1,671,011	1,249,251	1,413,956
Total comprehensive income	1,669,579	1,251,294	1,413,675
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	37,459,678	35,514,460	23,540,347
Net income	3,067,991	3,045,732	2,494,894
Total comprehensive income	3,707,829	2,394,238	2,396,829
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	5,378,610	4,761,181	4,359,627
Net income	621,908	644,555	676,297
Total comprehensive income	583,014	671,113	710,090
Shinhan Securities Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	9,947,400	10,548,842	7,592,350
Net income	100,840	412,339	320,662
Total comprehensive income	128,378	427,451	366,000
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	6,451,715	6,377,305	7,079,569
Net income	472,395	449,392	174,811
Total comprehensive income	475,656	(143,049)	(162,161)
Orange Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	0	0	2,112,353
Net income	0	0	216,826
Total comprehensive income	0	0	(96,157)
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	1,204,941	922,592	783,890
Net income	304,024	303,276	274,855
Total comprehensive income	298,609	307,988	275,760
Jeju Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	371,210	275,582	204,543
Net income	5,101	22,820	18,446
Total comprehensive income	20,189	11,657	11,739
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	0	20,705	42,417
Net income	0	1,029	1,936
Total comprehensive income	0	1,450	2,079
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	0	0	28,010
Net income	0	0	9,163
Total comprehensive income	0	0	9,163
Shinhan Asset Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	171,145	174,242	107,598
Net income	51,272	37,064	32,152
Total comprehensive income	51,225	36,892	32,066
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	0	0	0
Net income	305	110	(7)
Total comprehensive income	305	110	(7)
Shinhan DS
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	322,895	279,453	244,445
Net income	7,954	6,835	4,100
Total comprehensive income	4,191	7,739	5,653
Shinhan Savings Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	273,630	241,013	163,643
Net income	29,943	38,384	30,310
Total comprehensive income	29,724	37,884	30,037
Shinhan Asset Trust Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	148,980	152,563	144,971
Net income	53,430	73,654	75,823
Total comprehensive income	53,055	74,236	75,972
Shinhan Fund Partners Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	62,674	55,270	53,005
Net income	12,193	9,500	9,816
Total comprehensive income	12,193	9,500	9,816
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	21,512	11,433	16,440
Net income	9,485	540	8,481
Total comprehensive income	9,446	609	8,469
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	8,727	10,668	12,106
Net income	(4,596)	(2,217)	478
Total comprehensive income	(4,432)	(2,301)	455
Shinhan Venture Investment Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	28,209	19,839	32,134
Net income	4,441	1,526	15,929
Total comprehensive income	4,266	1,418	15,750
Shinhan EZ General Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	43,747	10,228	0
Net income	(7,778)	(5,438)	0
Total comprehensive income	₩ (7,289)	₩ (5,062)	₩ 0